Share-Based Compensation - Schedule of Options Granted Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Dividend yield		0.00%
Expected life		6 years 2 months 30 days
2021 Employee Share Option Plan [Member]
Dividend yield	0.00%
Expected volatility, minimum	86.00%
Expected volatility, maximum	88.00%
Risk-free interest rate, minimum	0.42%
Risk-free interest rate, maximum	0.84%
2021 Employee Share Option Plan [Member] | Minimum [Member]
Expected life	5 years
2021 Employee Share Option Plan [Member] | Maximum [Member]
Expected life	7 years 4 months 13 days